Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax expense		¥ 3,119,460		¥ 1,973,147	¥ 2,801,733
Adjustments to reconcile profit before income tax expense to net cash provided by operating activities:
Depreciation	[1]	21,130,076		20,466,423	20,180,830
Depreciation of right-of-use assets	[1]	734,827		0	0
Provision for impairment loss on property, plant and equipment		5,719,990		989,778	1,046,195
Provision for impairment on goodwill		0		409,371	0
Provision for impairment on mining rights		0		135,085	0
Provision for impairment on land use rights		0		0	108,590
Provision for impairment on other non-current assets		464,867		8,432	5,008
Amortization of land use rights	[1]	0		344,068	341,125
Amortization of other non-current assets		101,902		105,623	113,878
Recognition of provision for loss allowance		74,557		40,967	27,682
Recognition/(reversal) of provision for inventory obsolescence		22,453		253,816	(263)
Gain on fair value changes of financial assets/liabilities		(36,667)		(726,843)	(856,786)
Other investment loss/(income)		59,996		278,669	(1,742,081)
Net (gain)/loss on disposals of non-current assets		(69,449)		(47,005)	616,456
Net gain on disposal of subsidiaries		(256,009)		0	0
Unrealized exchange loss/(gain), net		113,850		103,888	(157,056)
Share of profits less losses of associates and joint ventures		(1,185,622)		(1,823,415)	(425,215)
Interest income		(264,554)		(234,604)	(198,906)
Interest expense		10,762,718		10,486,412	9,749,004
Others		(364,033)		(197,393)	172,264
Changes in working capital:
Inventories		638,055		(1,996,075)	714,045
Other receivables and assets		82,840		(150,782)	(199,023)
Accounts receivable		(3,442,544)		(3,273,058)	(6,201,149)
Contract assets		(19,408)		(11,058)	0
Restricted cash		(141,271)		(347,777)	9,670
Accounts payable and other liabilities		(520,570)		349,703	2,414,376
Contract liabilities		730,356		471,721	0
Taxes payable		1,740,068		2,565,786	2,543,863
Interest received		264,554		173,986	136,134
Income tax paid		(2,136,249)		(1,620,887)	(2,003,011)
Net cash provided by operating activities		37,324,193		28,727,978	29,197,363
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for the purchase of property, plant and equipment		(31,382,657)		(20,613,314)	(25,798,009)
Proceeds from disposal of property, plant and equipment, land use rights and other non-current assets		464,542		127,182	286,609
Prepayments of land use rights		0		(94,684)	(213,928)
Payment for the purchase of other non-current assets		(113,124)		30,107	(33,498)
Cash dividends received		668,906		618,592	1,419,380
Capital injection for investments in associates and joint ventures		(313,197)		(463,259)	(301,916)
Cash paid for acquiring available-for-sale financial assets		0		0	(5,600)
Cash paid for acquiring other equity instrument investments		(7,450)		(450)	0
Cash paid for acquiring a subsidiary, net of cash acquired		(71,696)		(674,845)	(10,817,107)
Net (outflow) /inflow of cash and cash equivalents in respect of the disposal of subsidiaries		(29,350)		0	530,437
Cash received from disposal of other equity instrument investments		1,250,000		0	0
Cash received from disposal of available-for-sale financial assets		0		0	2,186,758
Others		500,041		694,789	998,049
Net cash used in investing activities		(29,033,985)		(20,375,882)	(31,748,825)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of short-term bonds		30,000,000		40,000,000	30,988,679
Repayments of short-term bonds		(32,500,000)		(39,500,000)	(47,000,000)
Proceeds from short-term loans		92,890,098		77,005,025	107,564,128
Repayments of short-term loans		(87,001,921)		(98,345,708)	(96,378,054)
Proceeds from long-term loans		27,408,223		48,859,376	32,706,327
Repayments of long-term loans		(43,915,444)		(34,269,623)	(17,390,982)
Issuance of long-term bonds		5,300,000		13,999,807	7,800,000
Repayments of long-term bonds		(4,000,000)		(4,000,000)	(3,300,000)
Interest paid		(11,641,439)		(10,987,871)	(10,080,102)
Net proceeds from the issuance of new shares		0		3,245,330	0
Net proceeds from the issuance of other equity instruments		14,982,165		5,000,000	4,999,950
Net capital injection from non-controlling interests of subsidiaries		1,016,150		725,683	838,084
Dividends paid to shareholders of the Company		(1,569,809)		(1,520,038)	(4,352,973)
Dividends paid to non-controlling interests of subsidiaries		(1,436,574)		(1,265,451)	(2,184,145)
Government grants		0		0	590,629
Lease payments/finance lease rental payments		(488,015)	[2]	(637,026)	(695,019)
Cash paid for acquisition of non-controlling interests of a subsidiary		(6,802)		0	0
Others		(364,815)		(552,574)	(93,342)
Net cash (used in)/ generated from financing activities		(11,328,183)		(2,243,070)	4,013,180
Effect of exchange rate fluctuations on cash held		63,551		26,266	10,171
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS		(2,974,424)		6,135,292	1,471,889
Cash and cash equivalents as at beginning of the year		15,417,682		9,282,390	7,810,501
CASH AND CASH EQUIVALENTS AS AT END OF THE YEAR		¥ 12,443,258		¥ 15,417,682	¥ 9,282,390

[1]	Upon the adoption IFRS 16, depreciation of finance lease assets was reclassified from “property, plant and equipment” to “right-of-use assets”, and amortisation of land use rights was reclassified from “land use rights” to “right-of-use assets”.
[2]	During the year, the principal portion of lease liabilities paid was RMB 316 million.